Donoghue Forlines Risk Managed Innovation ETF
Schedule of Investments
October 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 50.2%
Communications - 5.6%
Airbnb, Inc. - Class A (a)	2,784	$297,637
Alphabet, Inc. - Class A (a)	4,246	401,289
AppLovin Corp. - Class A (a)(d)	6,979	118,364
Electronic Arts, Inc.	2,094	263,760
Expedia Group, Inc. (a)	2,494	233,114
GoDaddy, Inc. - Class A (a)(d)	2,890	232,356
Match Group, Inc. (a)(d)	2,331	100,699
Meta Platforms, Inc. - Class A (a)	3,969	369,752
Pinterest, Inc. - Class A (a)	8,331	204,943
Playtika Holding Corp. (a)	9,586	90,588
ROBLOX Corp. - Class A (a)	6,448	288,484
Sirius XM Holdings, Inc. (d)	42,647	257,588
Trade Desk, Inc. - Class A (a)(d)	5,061	269,448
Zillow Group, Inc. - Class C (a)	5,451	168,218
		3,296,240
Consumer Discretionary - 1.1%
eBay, Inc. (d)	6,447	256,848
Etsy, Inc. (a)(d)	2,390	224,445
Light & Wonder, Inc. (a)	2,571	144,336
		625,629
Consumer Staples - 1.4%
Clorox Co. (d)	1,417	206,938
Colgate-Palmolive Co.	4,833	356,869
Philip Morris International, Inc.	2,560	235,136
		798,943
Energy - 0.6%
Enphase Energy, Inc. (a)	1,255	385,285
Health Care - 12.8%
AbbVie, Inc.	4,421	647,235
ABIOMED, Inc. (a)	903	227,628
Amgen, Inc.	2,080	562,328
Bio-Rad Laboratories, Inc. - Class A (a)	444	156,159
Bristol-Myers Squibb Co.	7,655	593,033
Eli Lilly & Co.	2,034	736,491
Exelixis, Inc. (a)	9,615	159,417
Gilead Sciences, Inc.	6,788	532,587
Hologic, Inc. (a)	3,846	260,759
Horizon Therapeutics PLC (a)	4,021	250,589
Ionis Pharmaceuticals, Inc. (a)	3,695	163,319
Jazz Pharmaceuticals PLC (a)	1,441	207,201
Johnson & Johnson	4,159	723,541
Lantheus Holdings, Inc. (a)	1,785	132,072
Neurocrine Biosciences, Inc. (a)	1,819	209,403
Pfizer, Inc.	12,795	595,607
Regeneron Pharmaceuticals, Inc. (a)	660	494,175
Royalty Pharma PLC - Class A	6,214	262,977
United Therapeutics Corp. (a)	823	189,726
Vertex Pharmaceuticals, Inc. (a)(d)	1,458	454,896
		7,559,143
Industrials - 1.4%
Keysight Technologies, Inc. (a)	1,861	324,093
Lockheed Martin Corp.	1,065	518,314
		842,407
Technology - 27.3% (c)
Accenture PLC - Class A	639	181,412
Adobe, Inc. (a)	1,444	459,914
Akamai Technologies, Inc. (a)(d)	2,602	229,835
ANSYS, Inc. (a)(d)	1,069	236,420
Apple, Inc.	7,543	1,156,644
Atlassian Corp. - Class A (a)	1,415	286,863
Autodesk, Inc. (a)(d)	1,808	387,454
Bentley Systems, Inc. - Class B	6,299	222,229
Broadcom, Inc.	1,133	532,646
Cadence Design Systems, Inc. (a)(d)	2,177	329,576
Cisco Systems, Inc.	12,120	550,612
Coupa Software, Inc. (a)(d)	2,254	119,980
Crowdstrike Holdings, Inc. - Class A (a)	1,966	316,919
Datadog, Inc. - Class A (a)	3,097	249,339
Dell Technologies, Inc. - Class C	5,012	192,461
DocuSign, Inc. (a)(d)	4,050	195,615
Dolby Laboratories, Inc. - Class A	1,638	109,484
Dropbox, Inc. - Class A (a)	8,308	180,699
Dynatrace, Inc. (a)(d)	6,124	215,810
F5, Inc. (a)	1,418	202,646
FactSet Research Systems, Inc.	618	262,953
Fair Isaac Corp. (a)	507	242,772
Fortinet, Inc. (a)	5,329	304,606
HP, Inc.	9,484	261,948
HubSpot, Inc. (a)(d)	788	233,689
International Business Machines Corp.	3,625	501,301
Intuit, Inc. (d)	1,113	475,807
Jack Henry & Associates, Inc.	1,304	259,574
Lattice Semiconductor Corp. (a)	3,954	191,809
Lumentum Holdings, Inc. (a)(d)	2,136	159,025
Manhattan Associates, Inc. (a)	1,627	197,957
Microchip Technology, Inc.	5,109	315,430
Motorola Solutions, Inc.	1,217	303,897
MSCI, Inc.	532	249,434
NetApp, Inc.	3,590	248,679
NortonLifeLock, Inc.	8,138	183,349
Palantir Technologies, Inc. - Class A (a)(d)	32,930	289,455
Palo Alto Networks, Inc. (a)	2,135	366,345
PayPal Holdings, Inc. (a)	4,782	399,680
Pure Storage, Inc. - Class A (a)(d)	7,925	244,565
Qorvo, Inc. (a)	2,044	175,948
Qualys, Inc. (a)	1,026	146,267
RingCentral, Inc. - Class A (a)	1,477	52,463
Salesforce, Inc. (a)	2,774	451,025
ServiceNow, Inc. (a)(d)	1,024	430,838
Synaptics, Inc. (a)	1,239	109,775
Synopsys, Inc. (a)(d)	1,117	326,778
Tenable Holdings, Inc. (a)	3,351	136,185
Teradyne, Inc.	2,709	220,377
Ubiquiti, Inc. (d)	874	303,059
Veeva Systems, Inc. - Class A (a)	1,596	268,032
VMware, Inc. - Class A	2,811	316,322
Workday, Inc. - Class A (a)(d)	2,015	313,977
Zebra Technologies Corp. - Class A (a)	823	233,090
Zoom Video Communications, Inc. - Class A (a)(d)	3,324	277,355
Zscaler, Inc. (a)	1,852	285,393
		16,095,717
TOTAL COMMON STOCKS (Cost $31,962,626)		29,603,364

EXCHANGE-TRADED FUNDS - 49.6%
iShares 1-3 Year Treasury Bond ETF	106,320	8,611,920
Schwab Short-Term U.S. Treasury ETF	140,134	6,747,452
SPDR Portfolio Short Term Treasury ETF	153,445	4,423,819
Vanguard Short-Term Treasury ETF	163,865	9,445,179
TOTAL EXCHANGE-TRADED FUNDS (Cost $29,645,767)		29,228,370

MONEY MARKET FUND - 0.2%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 2.87% (b)	140,366	140,366
TOTAL MONEY MARKET FUND (Cost $140,366)		140,366

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.4%
Investment Company - 9.4%
Mount Vernon Liquid Asset Portfolio, LLC, 3.24% (b)	5,511,269	5,511,269
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $5,511,269)		5,511,269

Total Investments (Cost $67,260,028) - 109.4%		64,483,369
Liabilities in Excess of Other Assets - (9.4)%		(5,529,794)
TOTAL NET ASSETS - 100.0%		$58,953,575

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2022.
(c)  The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d) All or a portion of this security was out on loan at October 31, 2022. Total loaned securities had a market value of $5,344,203 as of October 31, 2022.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Risk Managed Innovation ETF
Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2022:

Donoghue Forlines Risk Managed Innovation ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$3,296,240	$-	$-	$3,296,240
Consumer Discretionary	625,629	-	-	625,629
Consumer Staples	798,943	-	-	798,943
Energy	385,285	-	-	385,285
Health Care	7,559,143	-	-	7,559,143
Industrials	842,407	-	-	842,407
Technology	16,095,717	-	-	16,095,717
Total Common Stocks	29,603,364	-	-	29,603,364
Exchange-Traded Funds	29,228,370	-	-	29,228,370
Money Market Fund	140,366	-	-	140,366
Investment Purchased with the Cash Proceeds From Securities Lending	5,511,269	-	-	5,511,269
Total Investments	$64,483,369	$-	$-	$64,483,369

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.